Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 147,217	$ 177,075	$ 195,184
Other comprehensive income (loss), net of taxes
Net change in unrealized gains and losses on translation of net investment in foreign operations	(247)	(952)	(2,317)
Accretion of net unrealized gains and losses on held-to-maturity investments transferred from available-for-sale investments	665	71	43
Net change in unrealized gains and losses on available-for-sale investments	60,971	55,438	(27,893)
Employee benefit plans adjustments	(23,972)	6,873	10,692
Other comprehensive income (loss), net of taxes	37,417	61,430	(19,475)
Total comprehensive income	$ 184,634	$ 238,505	$ 175,709